Lines of Credit Payable (Details) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Lines of Credit Payable	$ 34,799,982		$ 46,270,563
Due To Casino Operators [Member]
Lines of Credit Payable	34,799,982	[1]	35,989,109	[1]
Due To Others [Member]
Lines of Credit Payable	$ 0	[2]	$ 10,281,454	[2]

[1]	Cash consideration to be paid subsequent to the completion of the December 31, 2012 audit in 2013.
[2]	Due to Others is a temporary advance from Mr. Lou, who was considered an unrelated third party in 2011. The amount is unsecured and interest free and was repaid on January 1, 2012.